CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation	$ 6,054,612	$ 4,062,600	$ 34,204,761
Unrealized gain on available for sale investments, tax	6,284	$ 0	$ 87,619
Revenues:
Interest expense, related parties	(9,316,150)
Execution and clearing, related party	(7,150,700)
Marketing and branding, related parties	(397,590)
General and administrative, related parties	(700,000)
Commissions
Revenues:
Revenues from related parties	35,559,807
Financing service fees
Revenues:
Interest expense, related parties	6,576,622
Interest income
Revenues:
Interest expense, related parties	21,966,305
Other revenues
Revenues:
Interest expense, related parties	$ 8,014,524